SELECTED STATEMENTS OF INCOME DATA (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Related Disclosures [Abstract]
Restructuring charges		$ 5,435	$ 527